Post-Employment Benefits - Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2024 CAD ($)
Pension plan [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	$ 1,028
Increase in assumption	(861)
Pension plan [member] | Actuarial assumption of rate of compensation increase [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(195)
Increase in assumption	204
Pension plan [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(164)
1 year longer life expectancy	156
Other post employment benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	45
Increase in assumption	(37)
Other post employment benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(12)
Increase in assumption	14
Other post employment benefit plans [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(7)
1 year longer life expectancy	$ 8